Revenue from contracts with customers - Summary of the Assets and Liabilities Related to Contracts with Customers (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Current contract assets	€ 0	€ 1,512
Loss allowance	0	0
Total contract assets	0	1,512
Liabilities
Current contract liabilities	9,823	7,917
Non-current contract liabilities	180	2,442
Total contract liabilities	€ 10,003	€ 10,359